UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

Real Estate Securities Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (94.7%)	Value
Diversified REITS (6.8%)
10,419	Colonial Properties Trust	$39,696
34,606	Liberty Property Trust	655,438
4,700	PS Business Parks, Inc.	173,195
58,761	Vornado Realty Trust[a]	1,953,216
8,400	Washington Real Estate Investment Trust[a]	145,320

	Total Diversified REITS	2,966,865

Financials (4.1%)
8,714	iShares Cohen & Steers Realty Majors Index Fund	241,901
55,204	iShares Dow Jones U.S. Real Estate Index Fund[a]	1,405,494
6,377	SPDR DJ Wilshire International Real Estate ETF[a]	140,676

	Total Financials	1,788,071

Foreign (0.8%)
61,200	Brookfield Properties Corporation[a]	351,288

	Total Foreign	351,288

Hotels, Resorts & Cruise Lines (0.7%)
325	Marriott International, Inc.	5,317
22,680	Starwood Hotels & Resorts Worldwide, Inc.	288,036

	Total Hotels, Resorts & Cruise Lines	293,353

Industrial REITS (4.0%)
35,903	AMB Property Corporation	517,003
64,482	DCT Industrial Trust, Inc.	204,408
8,625	DuPont Fabros Technology, Inc.	59,340
9,500	EastGroup Properties, Inc.	266,665
6,500	First Potomac Realty Trust	47,775
98,958	ProLogis Trust[a]	643,227

	Total Industrial REITS	1,738,418

Mortgage REITS (0.3%)
7,020	Annaly Capital Management, Inc.	97,368
2,500	Anworth Mortgage Asset Corporation	15,325
4,600	MFA Mortgage Investments, Inc.	27,048

	Total Mortgage REITS	139,741

Office REITS (15.7%)
17,900	Alexandria Real Estate Equities, Inc.[a]	651,560
28,663	BioMed Realty Trust, Inc.	194,049
52,000	Boston Properties, Inc.[a]	1,821,560
37,696	Brandywine Realty Trust	107,434
25,870	Corporate Office Properties Trust	642,352
41,325	Digital Realty Trust, Inc.[a]	1,371,163
37,193	Douglas Emmett, Inc.	274,856
42,000	Duke Realty Corporation[a]	231,000
20,631	Highwoods Properties, Inc.	441,916
14,640	HRPT Properties Trust	46,702
17,000	Kilroy Realty Corporation	292,230
6,717	Lexington Corporate Properties Trust	15,986
26,725	Mack-Cali Realty Corporation	529,422

Shares	Common Stock (94.7%)	Value
Office REITS (15.7%) - continued
24,906	SL Green Realty Corporation[a]	$268,985

	Total Office REITS	6,889,215

Real Estate Operating Companies (<0.1%)
3,400	Forest City Enterprises	12,240

	Total Real Estate Operating Companies	12,240

Residential REITS (17.2%)
19,350	American Campus Communities, Inc.	335,916
33,825	Apartment Investment & Management Company[a]	185,361
36,653	AvalonBay Communities, Inc.[a]	1,724,890
20,000	BRE Properties, Inc.	392,600
26,000	Camden Property Trust	561,080
9,638	Equity Lifestyle Properties, Inc.	367,208
100,894	Equity Residential REIT	1,851,405
15,400	Essex Property Trust, Inc.[a]	883,036
12,200	Home Properties, Inc.[a]	373,930
11,988	Mid-America Apartment Communities, Inc.	369,590
14,525	Post Properties, Inc.	147,283
40,313	UDR, Inc.	347,095

	Total Residential REITS	7,539,394

Retail REITS (20.7%)
15,951	Acadia Realty Trust[a]	169,240
18,099	CBL & Associates Properties, Inc.[a]	42,714
30,489	Developers Diversified Realty Corporation[a]	64,942
5,300	Equity One, Inc.[a]	64,607
32,000	Federal Realty Investment Trust[a]	1,472,000
14,000	Inland Real Estate Corporation	99,260
87,067	Kimco Realty Corporation[a]	663,450
42,862	Macerich Company[a]	268,316
30,000	National Retail Properties, Inc.[a]	475,200
3,849	Pennsylvania Real Estate Investment Trust[a]	13,664
2,837	Ramco-Gershenson Properties Trust	18,299
12,175	Realty Income Corporation[a]	229,133
36,000	Regency Centers Corporation	956,520
96,273	Simon Property Group, Inc.	3,334,897
15,599	Tanger Factory Outlet Centers, Inc.[a]	481,385
29,900	Taubman Centers, Inc.[a]	509,496
19,000	Weingarten Realty Investors[a]	180,880

	Total Retail REITS	9,044,003

Specialized REITS (24.4%)
20,000	DiamondRock Hospitality Company	80,200
11,825	Entertainment Properties Trust	186,362
35,000	Extra Space Storage, Inc.	192,850
77,275	Health Care Property Investors, Inc.[a]	1,379,359
32,031	Health Care REIT, Inc.[a]	979,828
16,600	Healthcare Realty Trust, Inc.	248,834
16,650	Hospitality Properties Trust	199,800
181,990	Host Marriott Corporation	713,401
15,900	LaSalle Hotel Properties[a]	92,856
5,500	LTC Properties, Inc.	96,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Real Estate Securities Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (94.7%)	Value
Specialized REITS (24.4%) - continued
7,587	Medical Properties Trust, Inc.	$27,692
39,500	Nationwide Health Properties, Inc.[a]	876,505
21,800	Omega Healthcare Investors, Inc.	306,944
16,402	Plum Creek Timber Company, Inc.	476,806
47,500	Public Storage, Inc.	2,624,375
5,000	Rayonier, Inc. REIT	151,100
40,444	Senior Housing Property Trust	567,025
1,500	Sovran Self Storage, Inc.	30,120
3,887	Sunstone Hotel Investors, Inc.	10,223
63,641	Ventas, Inc.	1,438,923

	Total Specialized REITS	10,679,673

Telecommunications Services (<0.1%)
275	American Tower Corporation[b]	8,368

	Total Telecommunications Services	8,368

	Total Common Stock (cost $96,267,431)	41,450,629

Principal Amount	Long-Term Fixed Income (2.1%)	Value
Asset-Backed Securities (0.3%)
	Residential Funding Mortgage Securities
132,414	4.470%, 7/25/2018[c]	122,127

	Total Asset-Backed Securities	122,127

Collateralized Mortgage Obligations (1.7%)
	Countrywide Home Loans, Inc.
140,574	5.526%, 3/20/2036	115,077
	Deutsche Alt-A Securities Mortgage Loan Trust
91,269	0.602%, 4/27/2009[d]	87,318
	Deutsche Alt-A Securities, Inc.
118,735	5.888%, 6/25/2036	104,969
	Impac Secured Assets Corporation
277,298	0.602%, 4/27/2009[d]	189,376
116,612	0.632%, 4/27/2009[d]	64,006
	J.P. Morgan Alternative Loan Trust
196,904	0.602%, 4/25/2009[d]	185,113

	Total Collateralized Mortgage Obligations	745,859

Commercial Mortgage-Backed Securities (0.1%)
	Banc of America Commercial Mortgage, Inc.
57,484	4.875%, 6/10/2039	57,393

	Total Commercial Mortgage-Backed Securities	57,393

	Total Long-Term Fixed Income (cost $1,033,646)	925,379

Shares	Collateral Held for Securities Loaned (40.4%)	Value
17,690,191	Thrivent Financial Securities Lending Trust	$17,690,191

	Total Collateral Held for Securities Loaned (cost $17,690,191)	17,690,191

Shares	Short-Term Investments (2.7%)	Value
1,177,979	Thrivent Money Market Fund	1,177,979

	Total Short-Term Investments (at amortized cost)	1,177,979

	Total Investments (cost $116,169,247) 139.9%	$61,244,178

	Other Assets and Liabilities, Net (39.9%)	(17,458,402)

	Total Net Assets 100.0%	$43,785,776

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$21,482
Gross unrealized depreciation	(54,946,551)

Net unrealized appreciation (depreciation)	($54,925,069)

Cost for federal income tax purposes	$116,169,247

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Real Estate Securities Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$60,318,799	$–
Level 2	925,379	–
Level 3	–	–

Totals (Level 1,2,3)	$61,244,178	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$1,785,067	$1,700,209	$2,307,297	1,177,979	$1,177,979	$3,529
Thrivent Financial Securities Lending Trust	6,258,786	38,392,998	26,961,593	17,690,191	17,690,191	13,500
Total Value and Income Earned	8,043,853				18,868,170	17,029

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value
Consumer Discretionary (7.7%)
1,900	Autoliv, Inc.	$35,283
1,300	Best Buy Company, Inc.	49,348
2,000	Carnival Corporation	43,200
14,200	CBS Corporation	54,528
1,500	Family Dollar Stores, Inc.	50,055
3,600	Gentex Corporation	35,856
2,600	Genuine Parts Company	77,636
7,700	Home Depot, Inc.	181,412
1,700	J.C. Penney Company, Inc.	34,119
3,400	Leggett & Platt, Inc.	44,166
2,300	Lowe’s Companies, Inc.	41,975
5,200	Mattel, Inc.	59,956
2,400	McDonald’s Corporation	130,968
2,100	McGraw-Hill Companies, Inc.	48,027
500	NIKE, Inc.	23,445
4,500	Pearson plc	45,045
3,900	Regal Entertainment Group	52,299
800	Sherwin-Williams Company	41,576
1,700	Stanley Works	49,504
3,100	Staples, Inc.	56,141
2,400	Timberland Company[a]	28,656
861	Time Warner Cable, Inc.	21,353
3,433	Time Warner, Inc.	66,257
1,300	Toll Brothers, Inc.[a]	23,608
1,300	VF Corporation	74,243
2,400	Whirlpool Corporation	71,016
2,300	Wolverine World Wide, Inc.	35,834
1,100	Yum! Brands, Inc.	30,228

	Total Consumer Discretionary	1,505,734

Consumer Staples (9.9%)
8,800	Altria Group, Inc.	140,976
1,400	Archer-Daniels-Midland Company	38,892
1,000	Clorox Company	51,480
2,700	Coca-Cola Company	118,665
900	Colgate-Palmolive Company	53,082
4,400	ConAgra Foods, Inc.	74,228
400	Costco Wholesale Corporation	18,528
1,700	CVS Caremark Corporation	46,733
1,500	Diageo plc ADR	67,125
2,000	General Mills, Inc.	99,760
2,900	Kimberly-Clark Corporation	133,719
6,700	Kraft Foods, Inc.	149,343
1,800	Lorillard, Inc.	111,132
2,000	McCormick & Company, Inc.	59,140
4,600	Nu Skin Enterprises, Inc.	48,254
1,800	PepsiCo, Inc.	92,664
5,800	Philip Morris International, Inc.	206,364
3,361	Procter & Gamble Company	158,269
3,700	SUPERVALU, Inc.	52,836
2,400	SYSCO Corporation	54,720
1,600	Tyson Foods, Inc.	15,024
2,500	Wal-Mart Stores, Inc.	130,250

	Total Consumer Staples	1,921,184

Energy (12.5%)
1,200	Anadarko Petroleum Corporation	46,668
800	Apache Corporation	51,272
3,100	BP plc ADR	124,310
7,600	Chevron Corporation	511,024
7,100	ConocoPhillips	278,036
900	CONSOL Energy, Inc.	22,716

Shares	Common Stock (85.1%)	Value
Energy (12.5%) - continued
1,100	Devon Energy Corporation	$49,159
800	Diamond Offshore Drilling, Inc.	50,288
1,500	Encana Corporation	60,915
6,700	Exxon Mobil Corporation	456,270
3,500	Halliburton Company	54,145
1,300	Holly Corporation	27,560
5,300	Marathon Oil Corporation	139,337
1,400	National Oilwell Varco, Inc.[a]	40,194
1,900	Occidental Petroleum Corporation	105,735
3,200	Patterson-UTI Energy, Inc.	28,672
1,700	Royal Dutch Shell plc ADR	75,310
1,100	Schlumberger, Ltd.	44,682
2,900	Spectra Energy Corporation	41,006
1,700	Total SA ADR	83,402
2,900	Valero Energy Corporation	51,910
2,500	Weatherford International, Ltd.[a]	27,675
1,600	Williams Companies, Inc.	18,208
1,200	XTO Energy, Inc.	36,744

	Total Energy	2,425,238

Financials (14.6%)
259	Acadia Realty Trust	2,748
3,600	ACE, Ltd.	145,440
2,300	AFLAC, Inc.	44,528
50	Alexandria Real Estate Equities, Inc.	1,820
2,100	AllianceBernstein Holding, LP	30,912
4,100	Allstate Corporation	78,515
100	AMB Property Corporation	1,440
200	American Campus Communities, Inc.	3,472
110	Apartment Investment & Management Company	603
700	Argo Group International Holdings, Ltd.[a]	21,091
157	AvalonBay Communities, Inc.	7,388
14,200	Bank of America Corporation	96,844
2,900	Bank of New York Mellon Corporation	81,925
100	BioMed Realty Trust, Inc.	677
200	Boston Properties, Inc.	7,006
300	Brandywine Realty Trust	855
50	BRE Properties, Inc.	982
200	Brookfield Asset Management, Inc.	2,756
400	Brookfield Properties Corporation	2,296
150	Camden Property Trust	3,237
3,100	Chubb Corporation	131,192
7,900	Citigroup, Inc.	19,987
1,400	City Holding Company	38,206
200	Colonial Properties Trust	762
100	Corporate Office Properties Trust	2,483
750	DCT Industrial Trust, Inc.	2,378
400	DiamondRock Hospitality Company	1,604
250	Digital Realty Trust, Inc.	8,295
250	Douglas Emmett, Inc.	1,848
100	Duke Realty Corporation	550
100	Entertainment Properties Trust	1,576
500	Equity Residential REIT	9,175
50	Essex Property Trust, Inc.	2,867
250	Extra Space Storage, Inc.	1,377
200	Federal Realty Investment Trust	9,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value
Financials (14.6%) - continued
1,900	Federated Investors, Inc.	$42,294
200	Forest City Enterprises	720
1,000	Franklin Resources, Inc.	53,870
600	Goldman Sachs Group, Inc.	63,612
1,200	Hartford Financial Services Group, Inc.	9,420
300	Health Care Property Investors, Inc.	5,355
150	Health Care REIT, Inc.	4,588
200	Healthcare Realty Trust, Inc.	2,998
50	Highwoods Properties, Inc.	1,071
750	Host Marriott Corporation	2,940
18,600	iShares Russell Midcap Value Index Fund	443,052
13,100	J.P. Morgan Chase & Company	348,198
3,300	KeyCorp	25,971
100	Kilroy Realty Corporation	1,719
350	Kimco Realty Corporation	2,667
100	LaSalle Hotel Properties	584
150	Liberty Property Trust	2,841
2,000	Lincoln National Corporation	13,380
150	Macerich Company	939
100	Mack-Cali Realty Corporation	1,981
2,500	Marsh & McLennan Companies, Inc.	50,625
100	Medical Properties Trust, Inc.	365
1,800	MetLife, Inc.	40,986
50	Mid-America Apartment Communities, Inc.	1,542
2,200	Morgan Stanley	50,094
200	National Retail Properties, Inc.	3,168
200	Nationwide Health Properties, Inc.	4,438
3,400	New York Community Bancorp, Inc.	37,978
500	Northern Trust Corporation	29,910
200	Omega Healthcare Investors, Inc.	2,816
350	One Liberty Properties, Inc.	1,232
3,000	People’s United Financial, Inc.	53,910
100	Plum Creek Timber Company, Inc.	2,907
2,700	PNC Financial Services Group, Inc.	79,083
200	Post Properties, Inc.	2,028
400	ProLogis Trust	2,600
200	Public Storage, Inc.	11,050
100	Realty Income Corporation	1,882
150	Regency Centers Corporation	3,985
1,100	Safety Insurance Group, Inc.	34,188
150	Senior Housing Property Trust	2,103
416	Simon Property Group, Inc.	14,410
50	SL Green Realty Corporation	540
1,200	State Street Corporation	36,936
1,300	SunTrust Banks, Inc.	15,262
1,200	T. Rowe Price Group, Inc.	34,632
100	Tanger Factory Outlet Centers, Inc.	3,086
150	Taubman Centers, Inc.	2,556
1,300	TCF Financial Corporation	15,288
4,600	Travelers Companies, Inc.	186,944
7,400	U.S. Bancorp	108,114
178	UDR, Inc.	1,533
300	Ventas, Inc.	6,783
255	Vornado Realty Trust	8,476

Shares	Common Stock (85.1%)	Value
Financials (14.6%) - continued
1,600	W.P. Carey & Company	$35,504
50	Weingarten Realty Investors	476
9,500	Wells Fargo & Company	135,280
2,700	Whitney Holding Corporation	30,915

	Total Financials	2,847,860

Health Care (10.0%)
4,000	Abbott Laboratories	190,800
1,900	Aetna, Inc.	46,227
600	Amgen, Inc.[a]	29,712
1,300	Baxter International, Inc.	66,586
800	Becton, Dickinson and Company	53,792
8,300	Bristol-Myers Squibb Company	181,936
1,200	Cardinal Health, Inc.	37,776
3,600	Eli Lilly and Company	120,276
1,200	GlaxoSmithKline plc ADR	37,284
5,300	Johnson & Johnson	278,780
300	McKesson Corporation	10,512
1,700	Medtronic, Inc.	50,099
6,500	Merck & Company, Inc.	173,875
1,600	Novartis AG ADR	60,528
21,000	Pfizer, Inc.	286,020
1,900	Schering-Plough Corporation	44,745
900	Teleflex, Inc.	35,181
300	Teva Pharmaceutical Industries, Ltd. ADR	13,515
2,400	UnitedHealth Group, Inc.	50,232
4,200	Wyeth	180,768

	Total Health Care	1,948,644

Industrials (8.4%)
1,700	3M Company	84,524
2,000	Boeing Company	71,160
1,700	Caterpillar, Inc.	47,532
1,100	Deere & Company	36,157
1,700	Dover Corporation	44,846
1,500	Eaton Corporation	55,290
2,200	Emerson Electric Company	62,876
600	FedEx Corporation	26,694
1,000	Fluor Corporation	34,550
1,400	General Dynamics Corporation	58,226
18,400	General Electric Company	186,024
2,000	Honeywell International, Inc.	55,720
1,800	Illinois Tool Works, Inc.	55,530
4,100	Ingersoll-Rand Company	56,580
2,000	KBR, Inc.	27,620
1,800	PACCAR, Inc.	46,368
1,800	Parker-Hannifin Corporation	61,164
13,500	R.R. Donnelley & Sons Company	98,955
2,400	Raytheon Company	93,456
1,900	Republic Services, Inc.	32,585
1,500	Rockwell Automation, Inc.	32,760
2,900	Tyco International, Ltd.	56,724
1,100	Union Pacific Corporation	45,221
1,600	United Parcel Service, Inc.	78,752
1,800	United Technologies Corporation	77,364
4,300	Waste Management, Inc.	110,080

	Total Industrials	1,636,758

Information Technology (8.3%)
2,000	Accenture, Ltd.	54,980
3,500	Automatic Data Processing, Inc.	123,060
3,700	CA, Inc.	65,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (85.1%)	Value
Information Technology (8.3%) - continued
800	FactSet Research Systems, Inc.	$39,992
100	Google, Inc.[a]	34,806
1,700	Harris Corporation	49,198
3,100	Hewlett-Packard Company	99,386
12,400	Intel Corporation	186,620
2,800	International Business Machines Corporation	271,292
3,100	Intersil Corporation	35,650
3,700	Microchip Technology, Inc.	78,403
11,500	Microsoft Corporation	211,255
4,450	Nokia Oyj ADR	51,932
3,600	Paychex, Inc.	92,412
1,600	QUALCOMM, Inc.	62,256
6,900	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	61,755
2,500	Texas Instruments, Inc.	41,275
5,700	Tyco Electronics, Ltd.	62,928

	Total Information Technology	1,622,357

Materials (3.8%)
1,000	Air Products and Chemicals, Inc.	56,250
6,200	Alcoa, Inc.	45,508
600	Compass Minerals International, Inc.	33,822
8,900	Dow Chemical Company	75,027
5,100	E.I. du Pont de Nemours and Company	113,883
1,800	Lubrizol Corporation	61,218
500	Monsanto Company	41,550
500	Newmont Mining Corporation	22,380
1,500	Nucor Corporation	57,255
2,600	Packaging Corporation of America	33,852
1,900	PPG Industries, Inc.	70,110
700	Praxair, Inc.	47,103
2,200	Southern Copper Corporation	38,324
800	Vulcan Materials Company	35,432

	Total Materials	731,714

Telecommunications Services (4.8%)
700	America Movil SA de CV ADR	18,956
17,500	AT&T, Inc.	441,000
5,100	Frontier Communications Corporation	36,618
9,800	Verizon Communications, Inc.	295,960
2,700	Vodafone Group plc ADR	47,034
11,000	Windstream Corporation	88,660

	Total Telecommunications Services	928,228

Utilities (5.1%)
2,400	AGL Resources, Inc.	63,672
2,000	American Electric Power Company, Inc.	50,520
1,000	Consolidated Edison, Inc.	39,610
1,800	Dominion Resources, Inc.	55,782
6,000	Duke Energy Corporation	85,920
1,100	Energen Corporation	32,043
600	Entergy Corporation	40,854
1,200	EQT Corporation	37,596

Shares	Common Stock (85.1%)	Value
Utilities (5.1%) - continued
1,200	Exelon Corporation	$54,468
1,300	FirstEnergy Corporation	50,180
2,500	FPL Group, Inc.	126,825
4,100	Integrys Energy Group, Inc.	106,764
7,400	NiSource, Inc.	72,520
1,900	PG&E Corporation	72,618
1,000	Questar Corporation	29,430
1,200	Wisconsin Energy Corporation	49,404
1,300	Xcel Energy, Inc.	24,219

	Total Utilities	992,425

	Total Common Stock (cost $19,576,913)	16,560,142

Shares	Preferred Stock (0.4%)	Value
Financials (0.2%)
2,000	U.S. Bancorp, 7.875%	37,820

	Total Financials	37,820

Utilities (0.2%)
1,720	Xcel Energy, Inc., 7.600%	39,921

	Total Utilities	39,921

	Total Preferred Stock (cost $93,886)	77,741

Contracts	Options Purchased (<0.1%)	Value
	Put on S&P 500 Index Mini- Futures
100	$595.00, expires 4/18/2009	$3,750

	Total Options Purchased (cost $30,275)	3,750

Shares or Principal Amount	Short-Term Investments (14.3%)[b]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.270%, 5/14/2009[c]	99,968
	Federal National Mortgage Association Discount Notes
300,000	0.400%, 5/14/2009[c]	299,857
2,386,891	Thrivent Money Market Fund	2,386,891

	Total Short-Term Investments (at amortized cost)	2,786,716

	Total Investments (cost $22,487,790) 99.8%	$19,428,349

	Other Assets and Liabilities, Net 0.2%	37,130

	Total Net Assets 100.0%	$19,465,479

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
c	At March 31, 2009, $399,825 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$296,433
Gross unrealized depreciation	(3,355,874)

Net unrealized appreciation (depreciation)	($3,059,441)

Cost for federal income tax purposes	$22,487,790

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Equity Income Plus Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$19,028,524	$169,162
Level 2	399,825	–
Level 3	–	–

Totals (Level 1,2,3)	$19,428,349	$169,162

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	45	June 2009	$1,619,138	$1,788,300	$169,162
Total Futures Contracts					$169,162

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009- March 31, 2009
Money Market	$1,634,430	$5,233,264	$4,480,803	2,386,891	$2,386,891	$7,461
Total Value and Income Earned	1,634,430				2,386,891	7,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Asset-Backed Securities (5.6%)
	Americredit Automobile Receivables Trust
$1,443,830	5.490%, 7/6/2012[a]	$1,396,988
	GAMUT Reinsurance, Ltd.
850,000	8.170%, 4/30/2009[b,c]	770,355
250,000	16.170%, 4/30/2009[b,c]	190,000
	GMAC Mortgage Corporation Loan Trust
1,000,000	6.180%, 5/25/2036[a]	745,946
	Merna Re, Ltd.
600,000	2.970%, 6/30/2009[b,c]	552,720
600,000	3.982%, 6/30/2009[b,c]	551,700
	Residential Asset Mortgage Products, Inc.
1,554,756	4.547%, 12/25/2034	974,818
	Residential Funding Mortgage Securities
794,483	4.470%, 7/25/2018[a]	732,760

	Total Asset-Backed Securities	5,915,287

Basic Materials (3.0%)
	Airgas, Inc.
150,000	7.125%, 10/1/2018[b]	144,000
	Arch Western Finance, LLC
220,000	6.750%, 7/1/2013	201,300
	Cascades, Inc.
150,000	7.250%, 2/15/2013	83,625
	Domtar, Inc.
285,000	7.125%, 8/15/2015	190,950
	Drummond Company, Inc.
190,000	7.375%, 2/15/2016[b]	123,500
	FMG Finance, Pty., Ltd.
320,000	10.625%, 9/1/2016[b]	268,800
	Georgia-Pacific Corporation
120,000	8.125%, 5/15/2011[d]	119,250
490,000	7.125%, 1/15/2017[b]	453,250
	Graphic Packaging International Corporation
300,000	9.500%, 8/15/2013	214,500
	Griffin Coal Mining Company, Pty., Ltd.
320,000	9.500%, 12/1/2016[b]	112,800
	Invista
140,000	9.250%, 5/1/2012[b]	125,300
	Jefferson Smurfit Corporation
100,000	8.250%, 10/1/2012[d,e]	12,500
	Nalco Company
295,000	8.875%, 11/15/2013	283,200
	NewPage Corporation
150,000	12.000%, 5/1/2013	31,500
	Peabody Energy Corporation
300,000	5.875%, 4/15/2016	267,000
	Smurfit-Stone Container Enterprises, Inc.
240,000	8.000%, 3/15/2017[e]	28,800
	Steel Dynamics, Inc.
250,000	7.750%, 4/15/2016[b]	171,250
	Stora Enso Oyj
300,000	6.404%, 4/15/2016[b]	168,000

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Basic Materials (3.0%) - continued
	Terra Capital, Inc.
$180,000	7.000%, 2/1/2017	$165,600

	Total Basic Materials	3,165,125

Capital Goods (2.8%)
	Case New Holland, Inc.
290,000	7.125%, 3/1/2014	213,150
	Crown Americas, Inc.
150,000	7.625%, 11/15/2013	150,562
150,000	7.750%, 11/15/2015	150,750
	L-3 Communications Corporation
390,000	5.875%, 1/15/2015	361,725
	Leucadia National Corporation
470,000	7.125%, 3/15/2017	321,950
	Mueller Water Products, Inc.
190,000	7.375%, 6/1/2017	97,850
	Owens Corning, Inc.
270,000	6.500%, 12/1/2016	198,087
	Owens-Brockway Glass Container, Inc.
100,000	8.250%, 5/15/2013	100,500
	Owens-Illinois, Inc.
320,000	7.500%, 5/15/2010[d]	323,200
	RBS Global, Inc./Rexnord Corporation
290,000	9.500%, 8/1/2014	234,900
	SPX Corporation
295,000	7.625%, 12/15/2014	283,200
	Terex Corporation
295,000	8.000%, 11/15/2017	238,950
	TransDigm, Inc.
150,000	7.750%, 7/15/2014	139,875
	United Rentals North America, Inc.
350,000	7.000%, 2/15/2014	176,750

	Total Capital Goods	2,991,449

Collateralized Mortgage Obligations (12.2%)
	Bear Stearns Adjustable Rate Mortgage Trust
2,033,524	4.625%, 8/25/2010[c]	1,227,319
	Citigroup Mortgage Loan Trust, Inc.
1,247,208	5.500%, 11/25/2035	838,968
	Citimortgage Alternative Loan Trust
1,667,102	5.750%, 4/25/2037	857,767
	Countrywide Alternative Loan Trust
805,047	6.000%, 1/25/2037	611,463
	Deutsche Alt-A Securities, Inc.
2,466,182	2.593%, 4/1/2009[c]	982,371
876,312	5.500%, 10/25/2021	650,662
	First Horizon ABS Trust
1,273,454	5.846%, 8/25/2037	658,606
	J.P. Morgan Alternative Loan Trust
694,780	0.592%, 4/25/2009[c]	616,534
	J.P. Morgan Mortgage Trust
530,399	6.500%, 1/25/2035	372,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Collateralized Mortgage Obligations (12.2%) - continued
$1,285,465	6.044%, 10/25/2036	$843,708
	MASTR Alternative Loans Trust
1,511,116	6.500%, 5/25/2034	1,289,171
708,275	6.500%, 7/25/2034	498,006
	Washington Mutual Mortgage Pass-Through Certificates
2,167,652	2.383%, 4/1/2009[c]	670,112
1,352,749	5.871%, 8/25/2046	1,055,920
	Wells Fargo Mortgage Backed Securities Trust
2,566,358	6.032%, 9/25/2036	566,362
1,752,828	6.000%, 7/25/2037	1,164,535

	Total Collateralized Mortgage Obligations	12,904,441

Commercial Mortgage-Backed Securities (4.0%)
	Banc of America Large Loan Trust
734,845	0.666%, 4/15/2009[b,c]	584,286
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.736%, 4/15/2009[c,f]	1,088,662
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 12/10/2049	538,859
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	5.336%, 5/15/2047	1,166,118
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.676%, 4/15/2009[c,f]	841,656

	Total Commercial Mortgage-Backed Securities	4,219,581

Communications Services (7.6%)
	American Tower Corporation
180,000	7.000%, 10/15/2017	177,300
	Charter Communications Operating, LLC
150,000	8.000%, 4/30/2012[b,e]	137,250
300,000	8.375%, 4/30/2014[b,e]	264,000
	Cincinnati Bell, Inc.
295,000	7.250%, 7/15/2013	281,725
	Cricket Communications, Inc.
295,000	9.375%, 11/1/2014	280,988
	CSC Holdings, Inc.
550,000	7.625%, 4/1/2011	545,875
150,000	8.500%, 4/15/2014[b]	147,750
	Dex Media West, LLC/Dex Media West Finance Company
150,000	8.500%, 8/15/2010[d]	75,000
99,000	9.875%, 8/15/2013	19,800
	DIRECTV Holdings, LLC
235,000	6.375%, 6/15/2015	221,488
310,000	7.625%, 5/15/2016	303,800
	EchoStar DBS Corporation
285,000	6.625%, 10/1/2014	255,075
	Intelsat Subsidiary Holding Company, Ltd.
240,000	8.500%, 1/15/2013[b]	226,200
295,000	8.875%, 1/15/2015[b]	275,088

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Communications Services (7.6%) - continued
	Interpublic Group of Companies, Inc.
$295,000	6.250%, 11/15/2014	$185,850
	Lamar Media Corporation
150,000	7.250%, 1/1/2013[d]	129,187
120,000	6.625%, 8/15/2015	86,400
	Liberty Media Corporation
280,000	5.700%, 5/15/2013	207,856
	Mediacom Broadband, LLC
290,000	8.500%, 10/15/2015	261,000
	Nextel Communications, Inc.
150,000	7.375%, 8/1/2015	79,500
	NTL Cable plc
240,000	9.125%, 8/15/2016	223,200
	Quebecor Media, Inc.
320,000	7.750%, 3/15/2016	243,200
	Qwest Communications International, Inc.
280,000	7.250%, 2/15/2011	270,200
	Qwest Corporation
360,000	7.875%, 9/1/2011	354,600
	R.H. Donnelley Corporation
300,000	6.875%, 1/15/2013	16,500
	R.H. Donnelley, Inc.
9,000	11.750%, 5/15/2015[b]	1,170
	Sprint Capital Corporation
290,000	8.375%, 3/15/2012	261,000
	Sprint Nextel Corporation
205,000	6.000%, 12/1/2016	146,575
	Time Warner Cable, Inc.
300,000	5.850%, 5/1/2017	268,949
450,000	8.250%, 4/1/2019	462,430
	Verizon Communications, Inc.
450,000	6.350%, 4/1/2019	444,573
	Verizon Wireless Capital, LLC
450,000	8.500%, 11/15/2018[b]	514,044
	Videotron Ltee
390,000	6.875%, 1/15/2014	368,550
	Windstream Corporation
350,000	8.625%, 8/1/2016	343,875

	Total Communications Services	8,079,998

Consumer Cyclical (6.2%)
	AutoNation, Inc.
150,000	7.000%, 4/15/2014	132,750
	Boyd Gaming Corporation
150,000	6.750%, 4/15/2014	87,000
	Centex Corporation
530,000	7.500%, 1/15/2012	475,675
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
250,000	10.125%, 3/1/2012	162,500
	Corrections Corporation of America
270,000	6.250%, 3/15/2013	258,525
	CVS Caremark Corporation
300,000	6.600%, 3/15/2019	302,374
	D.R. Horton, Inc.
300,000	6.500%, 4/15/2016	235,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Consumer Cyclical (6.2%) - continued
	Dollarama Group, LP
$139,000	8.573%, 6/15/2009[c]	$62,550
260,000	8.875%, 8/15/2012	222,300
	Ford Motor Credit Company, LLC
90,000	7.375%, 10/28/2009	80,716
90,000	7.000%, 10/1/2013	60,180
	Goodyear Tire & Rubber Company
150,000	8.625%, 12/1/2011	124,500
	Host Marriott, LP
570,000	6.375%, 3/15/2015	421,800
	KB Home
280,000	6.250%, 6/15/2015	217,000
	Lear Corporation
295,000	8.500%, 12/1/2013[d]	66,375
	Levi Strauss & Company
150,000	9.750%, 1/15/2015	129,000
	Limited Brands, Inc.
350,000	6.900%, 7/15/2017	240,260
	MGM MIRAGE
110,000	8.500%, 9/15/2010[d]	45,100
295,000	6.625%, 7/15/2015[d]	104,725
100,000	7.500%, 6/1/2016	35,000
	Neiman Marcus Group, Inc.
150,000	10.375%, 10/15/2015[d]	48,000
	Pinnacle Entertainment, Inc.
290,000	8.250%, 3/15/2012	253,750
	Pokagon Gaming Authority
270,000	10.375%, 6/15/2014[b]	224,100
	Pulte Homes, Inc.
445,000	7.875%, 8/1/2011	427,200
	Rite Aid Corporation
150,000	10.375%, 7/15/2016[d]	90,000
240,000	7.500%, 3/1/2017	123,600
	Royal Caribbean Cruises, Ltd.
400,000	7.250%, 6/15/2016	188,000
	Service Corporation International
170,000	6.750%, 4/1/2015	149,600
	Stewart Enterprises, Inc., Convertible
150,000	3.125%, 7/15/2014	91,875
	TRW Automotive, Inc.
120,000	7.000%, 3/15/2014[b]	50,400
	Tunica Biloxi Gaming Authority
360,000	9.000%, 11/15/2015[f]	291,600
	Turning Stone Resort Casino Enterprise
310,000	9.125%, 9/15/2014[f]	189,100
	Universal City Florida Holding Company I/II
242,000	5.920%, 5/1/2009[c]	84,700
	Vail Resorts, Inc.
150,000	6.750%, 2/15/2014	129,000
	Viacom, Inc.
450,000	6.250%, 4/30/2016	395,074
	Warnaco, Inc.
210,000	8.875%, 6/15/2013	197,400
	Wynn Las Vegas Capital Corporation
290,000	6.625%, 12/1/2014	218,950

	Total Consumer Cyclical	6,616,179

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Consumer Non-Cyclical (6.1%)
	Altria Group, Inc.
$450,000	9.950%, 11/10/2038	$449,059
	Biomet, Inc.
350,000	10.000%, 10/15/2017[b]	346,500
	Boston Scientific Corporation
355,000	5.450%, 6/15/2014	324,825
	Community Health Systems, Inc.
480,000	8.875%, 7/15/2015	453,600
	Constellation Brands, Inc.
295,000	7.250%, 9/1/2016	280,250
	Coventry Health Care, Inc.
300,000	5.950%, 3/15/2017	191,005
	DaVita, Inc.
290,000	6.625%, 3/15/2013	281,300
	Del Monte Corporation
150,000	8.625%, 12/15/2012	150,750
	FMC Finance III SA
150,000	6.875%, 7/15/2017	146,625
	General Mills, Inc.
300,000	5.650%, 2/15/2019	305,416
	HCA, Inc.
550,000	9.250%, 11/15/2016	500,500
	Jarden Corporation
250,000	7.500%, 5/1/2017[d]	201,250
	Kroger Company
450,000	6.400%, 8/15/2017	461,962
	Michael Foods, Inc.
230,000	8.000%, 11/15/2013	204,700
	Omega Healthcare Investors, Inc.
150,000	7.000%, 4/1/2014	138,000
	Omnicare, Inc.
300,000	6.875%, 12/15/2015	268,500
	Stater Brothers Holdings, Inc.
290,000	8.125%, 6/15/2012	285,650
	SUPERVALU, Inc.
460,000	7.500%, 11/15/2014	449,075
	Tenet Healthcare Corporation
300,000	7.375%, 2/1/2013	238,500
150,000	9.000%, 5/1/2015[b]	144,750
150,000	10.000%, 5/1/2018[b]	145,125
	Tyson Foods, Inc.
300,000	7.850%, 4/1/2016	258,449
	Ventas Realty, LP/Ventas Capital Corporation
70,000	6.500%, 6/1/2016	60,550
	Visant Corporation
150,000	7.625%, 10/1/2012	142,125

	Total Consumer Non-Cyclical	6,428,466

Energy (4.2%)
	Chesapeake Energy Corporation
210,000	9.500%, 2/15/2015	204,225
470,000	6.375%, 6/15/2015	395,975
200,000	6.250%, 1/15/2018	156,000
	Cie Generale de Geophysique Veritas
300,000	7.500%, 5/15/2015	237,000
	Connacher Oil and Gas, Ltd.
280,000	10.250%, 12/15/2015[b]	88,200
	ConocoPhillips
300,000	6.500%, 2/1/2039	292,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Energy (4.2%) - continued
	Denbury Resources, Inc.
$220,000	7.500%, 12/15/2015	$191,400
	Forest Oil Corporation
300,000	8.500%, 2/15/2014[b]	278,250
270,000	7.250%, 6/15/2019	213,300
	Hornbeck Offshore Services, Inc.
170,000	6.125%, 12/1/2014	129,200
	Marathon Oil Corporation
450,000	7.500%, 2/15/2019	453,370
	Newfield Exploration Company
225,000	6.625%, 4/15/2016	201,375
150,000	7.125%, 5/15/2018	132,750
	OPTI Canada, Inc.
260,000	8.250%, 12/15/2014	116,350
	PetroHawk Energy Corporation
270,000	9.125%, 7/15/2013	259,200
	Petroplus Finance, Ltd.
200,000	7.000%, 5/1/2017[b]	144,000
	Plains Exploration & Production Company
230,000	7.750%, 6/15/2015	197,800
390,000	10.000%, 3/1/2016	368,550
	Pride International, Inc.
155,000	7.375%, 7/15/2014	152,675
	Tesoro Corporation
300,000	6.625%, 11/1/2015	237,000

	Total Energy	4,449,263

Financials (5.6%)
	AvalonBay Communities, Inc.
450,000	5.750%, 9/15/2016	363,543
	AXA SA
300,000	6.463%, 12/14/2018[b]	106,617
	Bank of America Corporation
120,000	8.000%, 1/30/2018	48,059
	BBVA Bancomer SA
300,000	6.008%, 5/17/2022[b]	187,578
	Boston Properties, LP
450,000	5.000%, 6/1/2015	323,070
	CDX North America High Yield
970,000	8.875%, 6/29/2013[b]	771,150
	Deluxe Corporation
150,000	5.125%, 10/1/2014	96,000
	ERP Operating, LP
450,000	5.750%, 6/15/2017	356,162
	Fairfax Financial Holdings, Ltd.
150,000	7.750%, 6/15/2017	130,500
	General Motors Acceptance Corporation, LLC
150,000	6.875%, 9/15/2011[b]	106,593
	HCP, Inc.
450,000	6.700%, 1/30/2018	303,515
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036[d]	359,531
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[e]	76,500
	Liberty Mutual Group, Inc.
300,000	10.750%, 6/15/2038[b]	147,000
	Lincoln National Corporation
870,000	7.000%, 5/17/2016	182,700
	MetLife, Inc.
75,000	7.875%, 12/15/2037[b]	39,750

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Financials (5.6%) - continued
	Mitsubishi UFG Capital Finance, Ltd.
$300,000	6.346%, 7/25/2016	$201,000
	Nuveen Investments, Inc.
150,000	10.500%, 11/15/2015[b]	42,000
	ProLogis Trust
290,000	5.625%, 11/15/2016	144,943
	Prudential Financial, Inc.
130,000	8.875%, 6/15/2038	61,750
	Rabobank Capital Funding Trust
580,000	5.254%, 10/21/2016[b]	261,000
	Regency Centers, LP
450,000	5.875%, 6/15/2017	301,962
	Rouse Company, LP
140,000	3.625%, 3/15/2009	39,900
145,000	6.750%, 5/1/2013[b]	41,325
	Royal Bank of Scotland Group plc
580,000	6.990%, 10/5/2017[b]	255,200
	Simon Property Group, LP
450,000	6.125%, 5/30/2018	353,737
	Swiss RE Capital I, LP
580,000	6.854%, 5/25/2016[b]	176,900
	Wachovia Capital Trust III
580,000	5.800%, 3/15/2011	208,800
	Wells Fargo Capital XIII
670,000	7.700%, 3/26/2013	319,131

	Total Financials	6,005,916

Technology (1.6%)
	Amkor Technology, Inc.
150,000	7.750%, 5/15/2013	120,750
	Avago Technologies Finance Pte
36,000	6.761%, 6/1/2009[c]	28,890
180,000	10.125%, 12/1/2013	160,200
	First Data Corporation
500,000	9.875%, 9/24/2015	292,500
	Flextronics International, Ltd.
230,000	6.250%, 11/15/2014	194,350
	Iron Mountain, Inc.
295,000	7.750%, 1/15/2015	291,312
	NXP BV/NXP Funding, LLC
110,000	3.844%, 4/15/2009[c]	18,563
	Seagate Technology HDD Holdings
180,000	6.800%, 10/1/2016	104,400
	Sungard Data Systems, Inc.
570,000	4.875%, 1/15/2014	467,400

	Total Technology	1,678,365

Transportation (1.4%)
	American Airlines Pass Through Trust
150,000	7.858%, 10/1/2011	121,500
	Continental Airlines, Inc.
252,204	7.875%, 7/2/2018	137,451
	Delta Air Lines, Inc.
180,000	7.920%, 11/18/2010	144,000
	Hertz Corporation
370,000	8.875%, 1/1/2014	224,312
	Kansas City Southern de Mexico SA de CV
210,000	7.625%, 12/1/2013	170,100
300,000	12.500%, 4/1/2016[b]	284,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Transportation (1.4%) - continued
	Piper Jaffray Equipment Trust Securities
$469,006	6.750%, 4/1/2011[f]	$344,720

	Total Transportation	1,426,333

Utilities (6.5%)
	AES Corporation
570,000	7.750%, 10/15/2015	497,325
	AmeriGas Partners, LP
150,000	7.250%, 5/20/2015	141,000
	Copano Energy, LLC
290,000	8.125%, 3/1/2016	245,050
	Dynegy Holdings, Inc.
150,000	6.875%, 4/1/2011[d]	133,500
170,000	8.375%, 5/1/2016	115,175
150,000	7.750%, 6/1/2019[d]	97,500
	Edison Mission Energy
180,000	7.750%, 6/15/2016	136,800
270,000	7.000%, 5/15/2017	197,100
	El Paso Corporation
150,000	12.000%, 12/12/2013	157,875
320,000	6.875%, 6/15/2014	285,030
	Energy Future Holdings Corporation
290,000	10.875%, 11/1/2017	187,050
	Enterprise Products Operating, LP
1,000,000	7.034%, 1/15/2068	625,000
	Exelon Corporation
590,000	4.900%, 6/15/2015	500,955
	Ferrellgas Partners, LP
150,000	8.750%, 6/15/2012	126,000
	Illinois Power Company
240,000	6.125%, 11/15/2017	218,088
	Intergen NV
300,000	9.000%, 6/30/2017[b]	271,500
	Kinder Morgan Energy Partners, LP
150,000	6.500%, 9/1/2012	139,875
	Kinder Morgan Finance Company ulc
280,000	5.700%, 1/5/2016	235,200
	Mirant North America, LLC
250,000	7.375%, 12/31/2013	226,250
	NRG Energy, Inc.
475,000	7.375%, 2/1/2016	441,750
	Pacific Energy Partners, LP/Pacific Energy Finance Corporation
170,000	7.125%, 6/15/2014	157,492
	PNM Resources, Inc.
150,000	9.250%, 5/15/2015	132,562
	Regency Energy Partners, LP
150,000	8.375%, 12/15/2013	127,500
	Reliant Energy, Inc.
145,000	6.750%, 12/15/2014	133,400
210,000	7.875%, 6/15/2017[d]	165,900
	Sabine Pass LNG, LP
295,000	7.500%, 11/30/2016	197,650
	SemGroup, LP
210,000	8.750%, 11/15/2015[b,e]	7,350
	Southern Star Central Corporation
150,000	6.750%, 3/1/2016	125,250

Principal Amount	Long-Term Fixed Income (66.8%)	Value
Utilities (6.5%) - continued
	Southern Union Company
$300,000	7.200%, 11/1/2011	$150,000
	Texas Competitive Electric Holdings Company, LLC
390,000	10.250%, 11/1/2015	195,000
	Trans-Canada Pipelines
600,000	6.350%, 5/15/2067	342,000
	Williams Partners, LP
170,000	7.250%, 2/1/2017	144,500

	Total Utilities	6,856,627

	Total Long-Term Fixed Income (cost $91,820,230)	70,737,030

Shares	Common Stock (26.8%)	Value
Consumer Discretionary (2.2%)
2,900	Autoliv, Inc.	53,853
1,900	Best Buy Company, Inc.	72,124
3,200	Carnival Corporation	69,120
21,600	CBS Corporation	82,944
2,400	Family Dollar Stores, Inc.	80,088
5,300	Gentex Corporation	52,788
4,000	Genuine Parts Company	119,440
11,900	Home Depot, Inc.	280,364
2,500	J.C. Penney Company, Inc.	50,175
5,200	Leggett & Platt, Inc.	67,548
3,500	Lowe’s Companies, Inc.	63,875
8,000	Mattel, Inc.	92,240
3,800	McDonald’s Corporation	207,366
3,200	McGraw-Hill Companies, Inc.	73,184
800	NIKE, Inc.	37,512
6,700	Pearson plc[d]	67,067
6,000	Regal Entertainment Group	80,460
1,100	Sherwin-Williams Company	57,167
2,500	Stanley Works	72,800
4,700	Staples, Inc.	85,117
3,600	Timberland Company[g]	42,984
1,321	Time Warner Cable, Inc.	32,761
5,266	Time Warner, Inc.	101,634
2,000	Toll Brothers, Inc.[g]	36,320
2,000	VF Corporation	114,220
3,800	Whirlpool Corporation[d]	112,442
3,400	Wolverine World Wide, Inc.	52,972
1,800	Yum! Brands, Inc.	49,464

	Total Consumer Discretionary	2,308,029

Consumer Staples (2.8%)
13,500	Altria Group, Inc.	216,270
2,200	Archer-Daniels-Midland Company	61,116
1,400	Clorox Company	72,072
4,200	Coca-Cola Company	184,590
1,300	Colgate-Palmolive Company	76,674
6,700	ConAgra Foods, Inc.	113,029
400	Costco Wholesale Corporation	18,528
2,500	CVS Caremark Corporation	68,725
2,400	Diageo plc ADR	107,400
3,100	General Mills, Inc.	154,628
4,600	Kimberly-Clark Corporation	212,106
10,400	Kraft Foods, Inc.	231,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (26.8%)	Value
Consumer Staples (2.8%) - continued
2,700	Lorillard, Inc.	$166,698
2,900	McCormick & Company, Inc.	85,753
7,100	Nu Skin Enterprises, Inc.	74,479
2,700	PepsiCo, Inc.	138,996
8,900	Philip Morris International, Inc.	316,662
5,340	Procter & Gamble Company	251,461
5,600	SUPERVALU, Inc.	79,968
3,600	SYSCO Corporation	82,080
2,400	Tyson Foods, Inc.	22,536
3,900	Wal-Mart Stores, Inc.	203,190

	Total Consumer Staples	2,938,777

Energy (3.5%)
1,800	Anadarko Petroleum Corporation	70,002
1,200	Apache Corporation	76,908
4,600	BP plc ADR	184,460
11,600	Chevron Corporation	779,984
10,800	ConocoPhillips	422,928
1,200	CONSOL Energy, Inc.	30,288
1,700	Devon Energy Corporation	75,973
1,200	Diamond Offshore Drilling, Inc.	75,432
2,200	Encana Corporation	89,342
10,400	Exxon Mobil Corporation	708,240
5,400	Halliburton Company	83,538
2,100	Holly Corporation	44,520
8,100	Marathon Oil Corporation	212,949
2,200	National Oilwell Varco, Inc.[g]	63,162
3,000	Occidental Petroleum Corporation	166,950
4,800	Patterson-UTI Energy, Inc.	43,008
2,600	Royal Dutch Shell plc ADR	115,180
1,500	Schlumberger, Ltd.	60,930
4,400	Spectra Energy Corporation	62,216
2,600	Total SA ADR	127,556
4,500	Valero Energy Corporation	80,550
3,800	Weatherford International, Ltd.[g]	42,066
2,400	Williams Companies, Inc.	27,312
1,800	XTO Energy, Inc.	55,116

	Total Energy	3,698,610

Financials (7.1%)
4,380	Acadia Realty Trust	46,472
5,500	ACE, Ltd.	222,200
3,600	AFLAC, Inc.	69,696
2,000	Alexandria Real Estate Equities, Inc.[d]	72,800
3,300	AllianceBernstein Holding, LP	48,576
6,300	Allstate Corporation	120,645
4,400	AMB Property Corporation	63,360
3,000	American Campus Communities, Inc.	52,080
2,824	Apartment Investment & Management Company	15,475
900	Argo Group International Holdings, Ltd.[g]	27,117
3,453	AvalonBay Communities, Inc.[d]	162,498
21,600	Bank of America Corporation	147,312
4,500	Bank of New York Mellon Corporation	127,125
3,400	BioMed Realty Trust, Inc.	23,018
5,000	Boston Properties, Inc.	175,150
3,400	Brandywine Realty Trust	9,690
2,200	BRE Properties, Inc.	43,186

Shares	Common Stock (26.8%)	Value
Financials (7.1%) - continued
2,000	Brookfield Asset Management, Inc.	$27,560
8,600	Brookfield Properties Corporation[d]	49,364
2,600	Camden Property Trust	56,108
4,800	Chubb Corporation	203,136
12,100	Citigroup, Inc.[d]	30,613
2,000	City Holding Company	54,580
4,400	Colonial Properties Trust	16,764
2,600	Corporate Office Properties Trust[d]	64,558
10,200	DCT Industrial Trust, Inc.	32,334
5,800	DiamondRock Hospitality Company	23,258
4,200	Digital Realty Trust, Inc.[d]	139,356
4,000	Douglas Emmett, Inc.	29,560
3,000	Duke Realty Corporation	16,500
1,800	Entertainment Properties Trust	28,368
8,800	Equity Residential REIT	161,480
1,600	Essex Property Trust, Inc.	91,744
4,200	Extra Space Storage, Inc.	23,142
2,400	Federal Realty Investment Trust	110,400
2,900	Federated Investors, Inc.	64,554
3,600	Forest City Enterprises	12,960
1,500	Franklin Resources, Inc.	80,805
1,100	Goldman Sachs Group, Inc.	116,622
1,700	Hartford Financial Services Group, Inc.	13,345
6,000	Health Care Property Investors, Inc.[d]	107,100
2,600	Health Care REIT, Inc.[d]	79,534
1,800	Healthcare Realty Trust, Inc.	26,982
1,800	Highwoods Properties, Inc.	38,556
1,400	Home Properties, Inc.	42,910
18,900	Host Marriott Corporation	74,088
7,000	iShares S&P U.S. Preferred Stock Index Fund[d]	159,530
20,000	J.P. Morgan Chase & Company	531,600
5,200	KeyCorp	40,924
1,800	Kilroy Realty Corporation	30,942
8,245	Kimco Realty Corporation[d]	62,827
2,800	LaSalle Hotel Properties	16,352
3,400	Liberty Property Trust	64,396
3,100	Lincoln National Corporation	20,739
3,600	Macerich Company[d]	22,536
3,000	Mack-Cali Realty Corporation	59,430
3,800	Marsh & McLennan Companies, Inc.	76,950
800	Medical Properties Trust, Inc.	2,920
2,700	MetLife, Inc.	61,479
1,400	Mid-America Apartment Communities, Inc.	43,162
3,400	Morgan Stanley	77,418
4,000	National Retail Properties, Inc.[d]	63,360
4,200	Nationwide Health Properties, Inc.[d]	93,198
5,100	New York Community Bancorp, Inc.[d]	56,967
600	Northern Trust Corporation	35,892
3,000	Omega Healthcare Investors, Inc.	42,240
5,400	One Liberty Properties, Inc.	19,008
4,700	People’s United Financial, Inc.	84,459
1,400	Plum Creek Timber Company, Inc.	40,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (26.8%)	Value
Financials (7.1%) - continued
4,200	PNC Financial Services Group, Inc.	$123,018
2,600	Post Properties, Inc.	26,364
6,600	PowerShares Preferred Portfolio	64,152
13,700	ProLogis Trust[d]	89,050
4,602	Public Storage, Inc.	254,260
1,200	Realty Income Corporation[d]	22,584
4,000	Regency Centers Corporation	106,280
1,500	Safety Insurance Group, Inc.	46,620
4,400	Senior Housing Property Trust	61,688
9,511	Simon Property Group, Inc.	329,461
2,966	SL Green Realty Corporation	32,033
1,900	State Street Corporation	58,482
2,000	SunTrust Banks, Inc.	23,480
1,800	T. Rowe Price Group, Inc.	51,948
2,200	Tanger Factory Outlet Centers, Inc.[d]	67,892
3,200	Taubman Centers, Inc.	54,528
2,000	TCF Financial Corporation	23,520
7,000	Travelers Companies, Inc.	284,480
11,500	U.S. Bancorp	168,015
3,221	UDR, Inc.	27,733
6,400	Ventas, Inc.	144,704
5,646	Vornado Realty Trust[d]	187,673
2,300	W.P. Carey & Company	51,037
1,600	Weingarten Realty Investors[d]	15,232
14,600	Wells Fargo & Company	207,904
4,100	Whitney Holding Corporation	46,945

	Total Financials	7,518,791

Health Care (2.8%)
6,200	Abbott Laboratories	295,740
2,900	Aetna, Inc.	70,557
1,000	Amgen, Inc.[g]	49,520
1,900	Baxter International, Inc.	97,318
1,100	Becton, Dickinson and Company	73,964
12,700	Bristol-Myers Squibb Company	278,384
1,700	Cardinal Health, Inc.	53,516
5,500	Eli Lilly and Company	183,755
1,800	GlaxoSmithKline plc ADR	55,926
8,200	Johnson & Johnson	431,320
300	McKesson Corporation	10,512
2,500	Medtronic, Inc.	73,675
10,100	Merck & Company, Inc.	270,175
2,450	Novartis AG ADR	92,683
31,900	Pfizer, Inc.	434,478
2,900	Schering-Plough Corporation	68,295
1,300	Teleflex, Inc.	50,817
500	Teva Pharmaceutical Industries, Ltd. ADR	22,525
3,800	UnitedHealth Group, Inc.	79,534
6,400	Wyeth	275,456

	Total Health Care	2,968,150

Industrials (2.3%)
2,500	3M Company	124,300
3,200	Boeing Company	113,856
2,500	Caterpillar, Inc.	69,900
1,700	Deere & Company	55,879
2,500	Dover Corporation	65,950
2,400	Eaton Corporation	88,464
3,300	Emerson Electric Company	94,314
900	FedEx Corporation	40,041

Shares	Common Stock (26.8%)	Value
Industrials (2.3%) - continued
1,500	Fluor Corporation	$51,825
2,100	General Dynamics Corporation	87,339
28,100	General Electric Company	284,091
3,000	Honeywell International, Inc.	83,580
2,600	Illinois Tool Works, Inc.	80,210
6,200	Ingersoll-Rand Company	85,560
3,100	KBR, Inc.	42,811
2,700	PACCAR, Inc.	69,552
2,600	Parker-Hannifin Corporation	88,348
20,700	R.R. Donnelley & Sons Company	151,731
3,700	Raytheon Company	144,078
2,900	Republic Services, Inc.	49,735
2,200	Rockwell Automation, Inc.	48,048
4,600	Tyco International, Ltd.	89,976
1,600	Union Pacific Corporation	65,776
2,300	United Parcel Service, Inc.	113,206
2,700	United Technologies Corporation	116,046
6,600	Waste Management, Inc.	168,960

	Total Industrials	2,473,576

Information Technology (2.4%)
3,100	Accenture, Ltd.	85,219
5,300	Automatic Data Processing, Inc.	186,348
5,600	CA, Inc.	98,616
1,200	FactSet Research Systems, Inc.[d]	59,988
200	Google, Inc.[g]	69,612
2,600	Harris Corporation	75,244
4,800	Hewlett-Packard Company	153,888
19,000	Intel Corporation	285,950
4,400	International Business Machines Corporation	426,316
4,700	Intersil Corporation	54,050
5,600	Microchip Technology, Inc.[d]	118,664
17,500	Microsoft Corporation	321,475
6,800	Nokia Oyj ADR	79,356
5,500	Paychex, Inc.	141,185
2,300	QUALCOMM, Inc.	89,493
10,500	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	93,975
3,700	Texas Instruments, Inc.	61,087
8,700	Tyco Electronics, Ltd.	96,048

	Total Information Technology	2,496,514

Materials (1.0%)
1,400	Air Products and Chemicals, Inc.	78,750
9,500	Alcoa, Inc.[d]	69,730
900	Compass Minerals International, Inc.	50,733
13,700	Dow Chemical Company	115,491
7,900	E.I. du Pont de Nemours and Company	176,407
2,800	Lubrizol Corporation	95,228
600	Monsanto Company	49,860
800	Newmont Mining Corporation	35,808
2,400	Nucor Corporation	91,608
4,100	Packaging Corporation of America	53,382
3,000	PPG Industries, Inc.	110,700
900	Praxair, Inc.	60,561
3,400	Southern Copper Corporation[d]	59,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Shares	Common Stock (26.8%)	Value
Materials (1.0%) - continued
1,100	Vulcan Materials Company[d]	$48,719

	Total Materials	1,096,205

Telecommunications Services (1.3%)
900	America Movil SA de CV ADR	24,372
26,600	AT&T, Inc.	670,320
7,800	Frontier Communications Corporation	56,004
15,000	Verizon Communications, Inc.	453,000
4,300	Vodafone Group plc ADR	74,906
16,800	Windstream Corporation	135,408

	Total Telecommunications Services	1,414,010

Utilities (1.4%)
3,700	AGL Resources, Inc.	98,161
2,900	American Electric Power Company, Inc.	73,254
1,400	Consolidated Edison, Inc.	55,454
2,700	Dominion Resources, Inc.	83,673
9,300	Duke Energy Corporation	133,176
1,600	Energen Corporation	46,608
800	Entergy Corporation	54,472
1,900	EQT Corporation	59,527
1,800	Exelon Corporation	81,702
2,200	FirstEnergy Corporation	84,920
4,000	FPL Group, Inc.	202,920
6,300	Integrys Energy Group, Inc.	164,052
11,300	NiSource, Inc.	110,740
3,000	PG&E Corporation	114,660
1,500	Questar Corporation	44,145
1,700	Wisconsin Energy Corporation	69,989
2,000	Xcel Energy, Inc.	37,260

	Total Utilities	1,514,713

	Total Common Stock (cost $37,494,383)	28,427,375

Shares	Preferred Stock (0.2%)	Value
Financials (0.1%)
4,000	Bank of America Corporation, 8.625%	41,800
4,000	Federal National Mortgage Association, 8.250%	2,840
101	Preferred Blocker, Inc., 7.000%[b]	20,109
4,000	U.S. Bancorp, 7.875%	75,640

	Total Financials	140,389

Utilities (0.1%)
4,000	Xcel Energy, Inc., 7.600%	92,840

	Total Utilities	92,840

	Total Preferred Stock (cost $426,790)	233,229

Shares	Collateral Held for Securities Loaned (3.3%)	Value
3,491,631	Thrivent Financial Securities Lending Trust	3,491,631

	Total Collateral Held for Securities Loaned (cost $3,491,631)	3,491,631

Shares or Principal Amount	Short-Term Investments (4.8%)[h]	Value
	Federal Home Loan Bank Discount Notes
150,000	0.260%, 5/15/2009[i]	$149,952
	Federal National Mortgage Association Discount Notes
100,000	0.200%, 5/13/2009[i]	99,977
700,000	0.266%, 5/14/2009[i]	699,732
4,088,083	Thrivent Money Market Fund	4,088,083

	Total Short-Term Investments (at amortized cost)	5,037,744

	Total Investments (cost $138,270,778) 101.9%	$107,927,009

	Other Assets and Liabilities, Net (1.9%)	(1,981,752)

	Total Net Assets 100.0%	$105,945,257

a	All or a portion of the security is insured or guaranteed.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2009, the value of these investments was $9,921,110 or 9.4% of total net assets.

c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	All or a portion of the security is on loan.
e	In bankruptcy.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of March 31, 2009.

Security	Acquisition Date	Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$2,000,000
Piper Jaffray Equipment Trust Securities	9/13/2006	466,451
Tunica Biloxi Gaming Authority	11/8/2005	360,000
Turning Stone Resort Casino Enterprise	9/8/2006	259,008
Wachovia Bank Commercial Mortgage Trust	4/25/2007	2,000,000

g	Non-income producing security.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At March 31, 2009, $949,661 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2009

(unaudited)

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$907,345
Gross unrealized depreciation	(31,251,114)

Net unrealized appreciation (depreciation)	($30,343,769)

Cost for federal income tax purposes	$138,270,778

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2009, in valuing Diversified Income Plus Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$36,220,209	$224,848
Level 2	70,959,129	–
Level 3	747,671	–

Totals (Level 1,2,3)	$107,927,009	$224,848

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund as discussed in the Notes to Schedule of Investments.

	Investments in Securities	Other Financial Instruments*
Value December 31, 2008	$2,876,491	$–
Accrued Discounts/Premiums	900	–
Realized Gain/(Loss)	(120,898)	–
Change in Unrealized Gain/(Loss)	151,925	–
Net Purchases/Sales	(265,864)	–
Transfers In and/or Out of Level 3	(1,894,883)	–

Value March 31, 2009	$747,671	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	June 2009	$4,540,924	$4,631,860	$90,936
10-Yr. U.S. Treasury Bond Futures	(20)	June 2009	(2,398,689)	(2,481,563)	(82,874)
S&P 500 Index Futures	10	June 2009	1,857,141	1,987,001	129,860
S&P 500 Index Mini-Futures	47	June 2009	1,780,854	1,867,780	86,926
Total Futures Contracts					$224,848

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at March 31, 2009	Value March 31, 2009	Income Earned January 1, 2009 - March 31, 2009
Money Market	$3,960,876	$11,768,565	$11,641,358	4,088,083	$4,088,083	$12,180
Thrivent Financial Securities Lending Trust	2,951,110	5,941,936	5,401,415	3,491,631	3,491,631	5,146
Total Value and Income Earned	6,911,986				7,579,714	17,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Notes to Schedule of Investments

As of March 31, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

In September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into forward currency contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited

17

Notes to Schedule of Investments

As of March 31, 2009

(unaudited)

to the premium paid and have no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund doesn’t have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a

18

Notes to Schedule of Investments

As of March 31, 2009

(unaudited)

change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the fund’s Schedule of Investments for additional information as of December 31, 2008.

Total Rate of Return Swaps – A total rate of return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total rate of return swaps provide the Funds with the additional flexibility of gaining or reducing exposure to a market or securities index by using the most cost-effective vehicle available.

Interest Rate Swaps – An interest rate swap is a swap agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Funds to manage exposure to interest rate fluctuations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

19

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2009	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Date: May 28, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt Treasurer